Interest expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Capitalized interest	$ 135	$ 128
Interest expense	$ (1,475)	$ (1,146)
Capitalisation rate of borrowing costs eligible for capitalisation	4.31%	3.83%
Long-term Debt
Disclosure of detailed information about borrowings [line items]
Interest expense	$ (1,391)	$ (1,148)
Other
Disclosure of detailed information about borrowings [line items]
Interest expense	(219)	(126)
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Interest expense	$ (193)	$ (165)